Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Fax)

www.faegredrinker.com

June 5, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    Northern Funds (the “Trust”)

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

On behalf of the Trust and in accordance with Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, we are transmitting for electronic filing the Trust’s report on Form N-CSR for the period ended March 31, 2020.

Please direct any comments to the undersigned at (215) 988-3328.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

cc:    Peter K. Ewing

Kevin P. O’Rourke

Jose J. Del Real, Esq.

Angela R. Burke, Esq.

Diana E. McCarthy, Esq.

Enclosures